AeroTurbine restructuring (Charges in restructuring related expenses) (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Restructuring Cost and Reserve [Line Items]
Lease termination fees		$ (46,500)	$ (63,200)
Restructuring related expenses	$ 0	14,605	53,389
Aero Turbine Restructuring Plan 2015 [Member]
Restructuring Cost and Reserve [Line Items]
Lease termination fees	0	7,645	0
Severance expenses and other	0	4,298	19,801
Leased engines impairment	0	2,662	15,392
Other intangible assets impairment	0	0	14,868
Write-down of fixed assets and consumable inventory	0	0	3,328
Restructuring related expenses	$ 0	$ 14,605	$ 53,389